Summary of significant accounting policies - Impairment for long-lived assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Summary of significant accounting policies
Impairment of long lived assets	$ 0	$ 4,530,587	$ 6,472,266	$ 16,691,803	$ 0